Intangible assets and goodwill	12 Months Ended
Mar. 31, 2023
Intangible Assets And Goodwill
Intangible assets and goodwill

20. Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development	Total
Gross block
At March 31, 2021	2,366,930	59,209	222,169	140,336	22,171	271,329	1,015,099	17,078	4,114,321
Additions	72,655	-	-	-	-	-	-	92,089	164,744
Disposals/adjustment	(110)	-	-	-	-	-	-	(71,763)	(71,873)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,439,475	59,209	222,169	140,336	22,171	271,329	1,015,099	37,404	4,207,192
Additions	140,032	-	-	-	-	-	-	145,760	285,791
Disposals/adjustment	(3,791)	-	-	-	-	-	-	(139,892)	(143,667)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2023	2,575,716	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272	4,349,316

Amortization and Impairment
At March 31, 2021	2,090,383	58,448	200,798	95,441	20,977	271,329	486,908	-	3,224,284
Charge for the year	203,499	761	17,097	8,979	422	-	-	-	230,758
Disposals	(110)	-	-	-	-	-	-	-	(110)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,293,772	59,209	217,895	104,420	21,399	271,329	486,908	-	3,454,932
Charge for the year	105,521	-	4,274	8,979	422	-	-		119,196
Disposals	(3,791)	-	-	-	-	-	-	-	(3,791)
Impairment of goodwill	-	-	-	-	-	-	-	-	-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-	3,570,337

Net block
At March 31, 2022	145,703	-	4,274	35,916	772	-	528,191	37,404	752,260
At March 31, 2023	180,214	-	(0)	26,937	350	-	528,191	43,272	778,963

Impairment reviews

Goodwill acquired through business combinations having indefinite lives are allocated to the CGUs. For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2022	2023
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)	205,358	205,358
Total	528,191	528,191

The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in value in use calculations:

	March 31,
	2022	2023
Pre-Tax Discount rate	23.67%-24.65%	27.20%-30.18%
Terminal Value growth rate	5.0%	5.0%
EBITDA margin over next 5 years ( March 31, 2022 : 5 years)	7.5%-25%	20.1%-28.7%

Management has determined the values assigned to each of the above key assumptions as follows:

Discount Rate: The discount rate represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital (WACC).

Terminal Value growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

EBITDA margin: EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past, industry report and the estimated adjusted margin growth for future.

The estimation of value in use reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA margin, terminal value growth rate, and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Sensitivity change in assumptions

The calculation of value in use for Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” “Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)” and TSI Yatra Private Limited is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions.

For the year ended March 31, 2023 and March 31, 2022, an analysis of the calculation’s sensitivity to a change in the key parameters (EBITDA margin, discount rate and long-term growth rate) based on reasonably probable assumptions in TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” and “Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)”, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)